SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Accounting Policies [Abstract]
Cash and cash equivalents	$ 132,508	$ 68,489
Revenue	0	723
Stock-Based Compensation	0
Franchise cooperation fee		3,000
Deferred revenue		2,277
Deferred franchise revenue		2,277
Contract assets		$ 0